CONTRACTS IN PROGRESS AND ADVANCE BILLINGS ON CONTRACTS	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
CONTRACTS IN PROGRESS AND ADVANCE BILLINGS ON CONTRACTS

NOTE 8—CONTRACTS IN PROGRESS AND ADVANCE BILLINGS ON CONTRACTS

Components of contracts in progress and advance billings on contracts is as follows:

	2017	2016
	(In thousands)
Costs incurred less costs of revenue recognized	$98,127	$119,688
Revenues recognized less billings to customers	523,284	199,450
Contracts in Progress	$621,411	$319,138

Billings to customers less revenue recognized	45,661	42,637
Costs incurred less costs of revenue recognized	(13,409)	149,849
Advance Billings on Contracts	$32,252	$192,486